FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 1,054,707	$ 997,902
Accounts receivable from related parties, current	10,159	2,616
Trade and other non-current receivables	65,735	108,501
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	815,884	711,883
Accounts receivable from related parties, current	5,646	0
Trade and other non-current receivables	2,784	20,613
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	28,149	30,330
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	38,327	67,137
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	9,891	21,614
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	26,569	19,916
Accounts receivable from related parties, current	1,812	174
Trade and other non-current receivables	458	0
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	33,704	34,234
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	1,077	640
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	92,401	115,907
Accounts receivable from related parties, current	2,701	2,442
Trade and other non-current receivables	1,505	1,889
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	18,596	17,855
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 51,097	$ 64,385